Guarantees, commitments and risks (Details Textual) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 EUR (€)	May 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€) t	Dec. 31, 2017 USD ($) t	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Jun. 30, 2016 EUR (€)
Statement Line Items [Line Items]
Percentage of Exposure to Guarantees			10.00%	10.00%
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts			€ 16,174.0		€ 14,553.0
Risks			691.0		605.0
Borrowings			24,707.0		27,239.0
Undrawn Borrowing Facilities			5,802.0		6,236.0
Contingent Liability, Litigation Damages Sought, value			7.0
Net Assets Liabilities			48,000.0
Other guarantee			16,174.0		14,553.0
Additions through new issuance, Other guarantee			1,621.0
Maximum amount of debt service undertaking | $							$ 6,400
Quantum of natural gas for which litigation damages sought		650 million cubic meters
Contractual volumes of gas amount			13,300.0	$ 16,000
Other operating (expense) income			(32.0)		16.0	€ (485.0)
Interest income on financial assets designated at fair value through profit or loss			837.0		(482.0)	€ 160.0
Finance income (expense) recognized in profit and loss account relating to purchase,services and other			933.0		840.0
Finance income (expense) recognized in profit and loss account due to exchange rate differences			25.0		276.0
Finance income (expense) recognized in profit and loss account included in net sales from operations			54.0		523.0
Finance income (expense) recognized in profit and loss account related to time value component			12.0		1.0
Estimated damage value			€ 7.0
Number of years required to monitor natural recovery			20 years	20 years
Legal compensation sought value			€ 1,800.0
Estimated compensatory work			€ 9.5
Quantity of total emission of carbon dioxide | t			19,470,000	19,470,000
Quantity of free emission allowance of carbon dioxide | t			8,530,000	8,530,000
Deficit quantity of emission allowance of carbon dioxide | t			10,940,000	10,940,000
Mozambique rovuma venture SpA [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation			35.71%	35.71%
Percentage of divestment and reimbursement in investments accounted for using equity method			35.71%	35.71%
Customs Agency [member]
Statement Line Items [Line Items]
Contingent Liability, Litigation Damages Sought, value					78.0
Environmental Damage [member]
Statement Line Items [Line Items]
Contingent Liability, Litigation Damages Sought, value			€ 250.0
Area 4 in Mozambique [Member]
Statement Line Items [Line Items]
Percentage of interest in project			25.00%	25.00%
Eni International BV [Member]
Statement Line Items [Line Items]
Net Assets Liabilities								€ 34,700.0
Syndial SpA [Member]
Statement Line Items [Line Items]
Litigation damages annulled by the court	€ 1,800.0
Eni SpA [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation			50.00%	50.00%
Liquidity risk [member]
Statement Line Items [Line Items]
Risks			€ 235.0		334.0
Credit risk [member]
Statement Line Items [Line Items]
Risks			456.0		271.0
Coral Project [Member]
Statement Line Items [Line Items]
Unsecured and other guarantees on behalf of joint ventures and associates			1,334.0
Coral Project [Member] | TJS Consortium [Member]
Statement Line Items [Line Items]
Value of contract			4,375.0				5,248
Third parties [Member]
Statement Line Items [Line Items]
Guarantee For Bid Bonds And Performance Bonds			€ 2,122.0		1,705.0
LNG [Member]
Statement Line Items [Line Items]
Estimated annual production capacity			3.37 million tonnes	3.37 million tonnes
Product sale and purchase agreement duration			twenty-year term	twenty-year term
Coral FLNG SA [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation			25.00%	25.00%
Customs Agency [member]
Statement Line Items [Line Items]
Contingent Liability, Litigation Damages Sought, value			€ 78.0		168.0
Decrease in value of litigation damages			90.0
Interests on Excise taxes [Member] | Customs Agency [member]
Statement Line Items [Line Items]
Contingent Liability, Litigation Damages Sought, value		€ 20.0
Rete Ferroviaria Italiana SpA [Member]
Statement Line Items [Line Items]
Unsecured and other guarantees on behalf of joint ventures and associates			6,122.0		6,122.0
FLNG [Member]
Statement Line Items [Line Items]
Guarantee For Bid Bonds And Performance Bonds			1,094.0
Saipem [Member]
Statement Line Items [Line Items]
Guarantee For Bid Bonds And Performance Bonds			1,008.0		1,705.0
Entity's total for joint ventures [member]
Statement Line Items [Line Items]
Underlying commitment			2,594.0		2,109.0
Other Guarantees [Member]
Statement Line Items [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts			10,050.0		8,429.0
Financial guarantee contracts [member]
Statement Line Items [Line Items]
Bank Guarantee			1,623.0		82.0
Unsecured and other guarantees [Member]
Statement Line Items [Line Items]
Underlying commitment			224.0		202.0
Unsecured and other guarantees on behalf of joint ventures and associates			352.0		202.0
Unsecured and other guarantees [Member] | Angola LNG Supply Service Llc [Member]
Statement Line Items [Line Items]
Unsecured and other guarantees on behalf of joint ventures and associates			€ 169.0		193.0
Percentage of Exposure to Guarantees			13.60%	13.60%
Unsecured and other guarantees [Member] | Coral Off Shore Project [Member]
Statement Line Items [Line Items]
Unsecured and other guarantees on behalf of joint ventures and associates			€ 148.0		178.0
Percentage of Exposure to Guarantees			25.00%	25.00%
Other Commitments [Member]
Statement Line Items [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts			€ 14,498.0		20,682.0
Capital Commitments			11,289.0		12,415.0
Investments In Joint Ventures			128.0		129.0
Lease Liabilities					4,344.0
Capital commitments			11,289.0		12,415.0
Other Commitments [Member] | Regasified gas at the Pascagoula plant [Member]
Statement Line Items [Line Items]
Capital Commitments			2,113.0		2,541.0
Capital commitments			2,113.0		2,541.0
Other Commitments [Member] | Regasification capacity at the Pascagoula terminal [Member] [Member]
Statement Line Items [Line Items]
Capital Commitments			948.0		1,156.0
Capital commitments			948.0		1,156.0
Project financing agreement [Member]
Statement Line Items [Line Items]
Bank Acceptance Liabilities			3,898.0				4,676
Equivalent value of company share in debt service undertaking			1,334.0				1,600
Project financing agreement [Member] | Mozambique State-owned company ENH [Member]
Statement Line Items [Line Items]
Credit facility subscribed by the sponsors			417.0				500
Equivalent value of company share in credit facility			116.0				139
Derivatives [Member]
Statement Line Items [Line Items]
Other operating (expense) income			44.0		17.0
Consolidated Subsidiaries [Member]
Statement Line Items [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts			5,594.0		5,868.0
Consolidated Subsidiaries [Member] | Other Guarantees [Member]
Statement Line Items [Line Items]
Other guarantees on behalf of consolidated subsidiaries			5,594.0		5,868.0
Guarantee For Bid Bonds And Performance Bonds			2,312.0		1,965.0
Value Added Tax Receivables			1,201.0		1,380.0
Bank Guarantee			1,010.0		1,010.0
Liabilities Arising From Insurance Contracts			137.0		141.0
Underlying commitment			5,563.0		5,784.0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts			5,594.0		5,868.0
Other guarantee			5,594.0		5,868.0
Unconsolidated Subsidiaries [Member]
Statement Line Items [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts			181.0		246.0
Unconsolidated Subsidiaries [Member] | Other Guarantees [Member]
Statement Line Items [Line Items]
Other guarantees on behalf of consolidated subsidiaries			181.0		246.0
Guarantee For Bid Bonds And Performance Bonds			176.0		240.0
Underlying commitment			12.0		53.0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts			181.0		246.0
Other guarantee			181.0		246.0
Joint ventures and associates [Member]
Statement Line Items [Line Items]
Unsecured and other guarantees on behalf of joint ventures and associates			10,046.0		8,236.0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts			10,046.0		8,236.0
Other guarantee			10,046.0		8,236.0
Joint ventures and associates [Member] | Other Guarantees [Member]
Statement Line Items [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts			3,922.0		€ 2,112.0
TJS Consortium [Member] | Coral FLNG SA [Member]
Statement Line Items [Line Items]
Maximum financial guarantee given by the company			1,094.0				1,312
Debt service undertaking [Member] | Mozambique State-owned company ENH [Member]
Statement Line Items [Line Items]
Credit facility subscribed by the sponsors			533.0				640
Equivalent value of company share in credit facility			148.0				178
Petroleum activities [Member] | Parent company guarantee [Member] | Third parties [Member]
Statement Line Items [Line Items]
Maximum financial guarantee given by the company			€ 1,250.0				$ 1,500
ExxonMobil [Member] | Engineering Procurement Construction Installation and Commissioning [Member]
Statement Line Items [Line Items]
Percentage of interest held by other entities in contract			25.00%				25.00%
CNPC [Member] | Engineering Procurement Construction Installation and Commissioning [Member]
Statement Line Items [Line Items]
Percentage of interest held by other entities in contract			20.00%				20.00%
Parent company guarantee [Member] | Petroleum activities [Member]
Statement Line Items [Line Items]
Explanation of information about percentage of obligation issued by the company and its take over by other concessionaires			This parent company guarantee issued by Eni covering 100% of the aforementioned obligations has been taken over by the other concessionaires (Kogas, Galp and ENH) and by ExxonMobil and CNPC shareholders of the joint operation Mozambico Rovuma Venture SpA, in proportion to their respective direct or indirect participating interest in the EPCC of Area 4.	This parent company guarantee issued by Eni covering 100% of the aforementioned obligations has been taken over by the other concessionaires (Kogas, Galp and ENH) and by ExxonMobil and CNPC shareholders of the joint operation Mozambico Rovuma Venture SpA, in proportion to their respective direct or indirect participating interest in the EPCC of Area 4.
Excise taxes [Member] | Customs Agency [member]
Statement Line Items [Line Items]
Contingent Liability, Litigation Damages Sought, value		114.0
Customs Agency [member] | Fines [Member] [Member]
Statement Line Items [Line Items]
Contingent Liability, Litigation Damages Sought, value		€ 34.0
Euro Medium Term Notes [Member]
Statement Line Items [Line Items]
Bonds Issued			€ 1,800.0
Notional amount			20,000.0
Issuance of debt notes drawn			16,800.0
Short-termBorrowings [Member]
Statement Line Items [Line Items]
Undrawn Borrowing Facilities			11,625.0
Short-termBorrowings [Member] | Committed Amount [Member]
Statement Line Items [Line Items]
Undrawn Borrowing Facilities			41.0
Long-termBorrowings [Member]
Statement Line Items [Line Items]
Undrawn Borrowing Facilities			5,802.0
Long-termBorrowings [Member] | Due within 12 months [Member]
Statement Line Items [Line Items]
Undrawn Borrowing Facilities			750.0
Next four years [Member]
Statement Line Items [Line Items]
Capital Commitments			31,600.0
Capital commitments			€ 31,600.0